Basis for Preparation	12 Months Ended
Dec. 31, 2023
Basis for Preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]	Basis for preparation
a.Compliance statement
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
In the presentation of the information in the financial statements, Inter & Co has reclassified certain prior year balances to conform to current year presentation.
These consolidated financial statements were approved by the Board of Director’s meeting on April 30, 2024.
b.Functional and presentation currency
These consolidated financial statements are presented in Brazilian reais (BRL or R$). The functional currency of the Group companies is shown in note 4a. All balances were rounded to the nearest thousand, unless otherwise indicated.
c.Use of estimates and judgments
In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the accounting policies of the Group and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from such estimates. Estimates and assumptions are reviewed on an ongoing basis. Adjustments, if any, related to changes in estimates are recognized prospectively. The significant judgments made by management during the application of the Group’s accounting policies and the sources of estimation uncertainty are described below:
Judgments
Information about the judgments made in the application of accounting policies that have the most relevant effects on the amounts recognized in financial projections are included in the following notes:
•    Basis for consolidation (see note 4a): whether Inter has de facto control over an investee;
•    Equity accounted investees (see note 14): whether Inter has significant influence over an investee.
Estimates
The estimates present a significant risk and may have a material impact on the values of assets and liabilities in the next year, and the actual results may differ from those previously established. They are disclosed below and are related to the following notes:
•    Classification of financial assets (see notes 6 and 7) - evaluation of the business model in which the assets are held and evaluation if the contractual terms of the financial asset relate only to payments of principal and interest (SPPI test).
•    The measurement of the provision for expected credit losses on financial assets (see notes 4e and 12) measured at amortized cost and fair value through other comprehensive income (FVOCI) requires the use of complex quantitative models and assumptions about future economic conditions and credit behavior. Several significant judgments are also needed to apply the accounting requirements for measuring expected credit loss, such as: determining the criteria to evaluate the significant increase in credit risk; selecting quantitative models; and establishing different prospective scenarios and their weighting, among others.
•    Business combination (see note 4b): determination of fair values of assets acquired and liabilities assumed in business combinations.
•    Impairment test of intangible assets and goodwill (see notes 16 and 4(h)): for the purposes of impairment testing, each invested entity was considered a cash generating unit (“CGU”).
•    Deferred tax asset (note 33): the expected realization of the deferred tax asset is based on projected future taxable income and other technical studies.